Assets and Liabilities - Financial Assets and Liabilities - Changes in Liabilities Arising from Financing Activities (Details) - Non-cash Changes - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	kr 75,513	kr 61,543
Cash flows	(20,027)	(6,023)
Additions	3,963	17,014
Adjustments and modifications	750	(2,162)
Accumulated interest	10,488	5,268
Exchange rate adjustments	26	(127)
Ending balance	70,713	75,513
Borrowings
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	62,824	61,543
Cash flows	(16,349)	(2,185)
Adjustments and modifications	750	(1,324)
Accumulated interest	9,921	4,917
Exchange rate adjustments	33	(127)
Ending balance	57,179	62,824
Lease Liabilities
Changes In Liabilities Arising From Financing Activities Line Item
Beginning balance	12,689
Cash flows	(3,678)	(3,838)
Additions	3,963	17,014
Adjustments and modifications		(838)
Accumulated interest	567	351
Exchange rate adjustments	(7)
Ending balance	kr 13,534	kr 12,689